UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.0%	Other Investment Companies	46,493,878	47,491,330
100.0%	Total Investments	46,493,878	47,491,330
(0.0%)	Other Assets and Liabilities, Net		(22,880)
100.0%	Net Assets		47,468,450

Security	Number of Shares	Value ($)
Other Investment Companies 100.0% of net assets
Equity Funds 47.6%
Global Real Estate 7.0%
Schwab Global Real Estate Fund (a)	497,659	3,339,289
International 12.1%
Laudus International MarketMasters Fund, Select Shares (a)	265,701	5,728,520
Large-Cap 28.5%
Schwab Dividend Equity Fund (a)	882,811	13,542,322
		22,610,131
Security	Number of Shares	Value ($)
Fixed-Income Funds 50.4%
Intermediate-Term Bond 50.4%
Schwab Intermediate-Term Bond Fund (a)	936,083	9,576,131
Schwab Total Bond Market Fund (a)	1,510,893	14,368,595
		23,944,726
Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	936,473	936,473
Total Other Investment Companies
(Cost $46,493,878)		47,491,330

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $46,943,900 and the unrealized appreciation and depreciation were $547,430 and ($0), respectively, with a net unrealized appreciation of $547,430.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$47,491,330	$—	$—	$47,491,330
Total	$47,491,330	$—	$—	$47,491,330
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
    1

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.4%	Other Investment Companies	92,431,186	96,573,634
100.4%	Total Investments	92,431,186	96,573,634
(0.4%)	Other Assets and Liabilities, Net		(422,539)
100.0%	Net Assets		96,151,095

Security	Number of Shares	Value ($)
Other Investment Companies 100.4% of net assets
Equity Funds 32.6%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	690,973	4,636,431
International 8.3%
Laudus International MarketMasters Fund, Select Shares (a)	370,396	7,985,733
Large-Cap 19.5%
Schwab Dividend Equity Fund (a)	1,222,079	18,746,693
		31,368,857
Security	Number of Shares	Value ($)
Fixed-Income Funds 65.5%
Intermediate-Term Bond 65.5%
Schwab Intermediate-Term Bond Fund (a)	2,462,178	25,188,082
Schwab Total Bond Market Fund (a)	3,974,040	37,793,123
		62,981,205
Money Market Fund 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	2,223,572	2,223,572
Total Other Investment Companies
(Cost $92,431,186)		96,573,634

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $92,822,020 and the unrealized appreciation and depreciation were $3,751,614 and ($0), respectively, with a net unrealized appreciation of $3,751,614.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$96,573,634	$—	$—	$96,573,634
Total	$96,573,634	$—	$—	$96,573,634
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
    1

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.0%	Other Investment Companies	48,436,147	50,290,675
100.0%	Total Investments	48,436,147	50,290,675
(0.0%)	Other Assets and Liabilities, Net		(8,912)
100.0%	Net Assets		50,281,763

Security	Number of Shares	Value ($)
Other Investment Companies 100.0% of net assets
Equity Funds 17.5%
Global Real Estate 2.6%
Schwab Global Real Estate Fund (a)	194,643	1,306,052
International 4.5%
Laudus International MarketMasters Fund, Select Shares (a)	105,228	2,268,717
Large-Cap 10.4%
Schwab Dividend Equity Fund (a)	342,460	5,253,341
		8,828,110
Security	Number of Shares	Value ($)
Fixed-Income Funds 80.5%
Intermediate-Term Bond 80.5%
Schwab Intermediate-Term Bond Fund (a)	1,581,452	16,178,259
Schwab Total Bond Market Fund (a)	2,553,736	24,286,033
		40,464,292
Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	998,273	998,273
Total Other Investment Companies
(Cost $48,436,147)		50,290,675

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $48,687,437 and the unrealized appreciation and depreciation were $1,620,657 and ($17,419), respectively, with a net unrealized appreciation of $1,603,238.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$50,290,675	$—	$—	$50,290,675
Total	$50,290,675	$—	$—	$50,290,675
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

Schwab Monthly Income Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, the funds may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The funds make fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

Schwab Monthly Income Funds
Notes to Portfolio Holdings (continued)
markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343SEP15

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 13, 2015